SCHEDULE OF OPTIONS ACTIVITY (Details) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 16, 2023	Jan. 25, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022	Dec. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options, Outstanding, Beginning balance			26,520,000	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Beginning balance			$ 0.12	$ 0.12	$ 0.12
Weighted Average Remaining Contractual Life (In Years)			17 years 9 months 7 days	18 years 3 months 7 days	19 years 1 month 13 days	22 years 7 months 6 days
Aggregate Intrinsic Value
Number of Options, Outstanding, Exercisable			26,520,000	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Exercisable			$ 0.12	$ 0.12	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercisable			17 years 9 months 7 days	18 years 3 months 7 days	19 years 1 month 13 days	22 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable, Beginning balance
Number of Options, Outstanding, Granted
Weighted Average Exercise Price, Outstanding, Granted					$ 0.13
Number of Options, Outstanding, Exercised	(2,500,000)				(2,200,000)
Weighted Average Exercise Price, Outstanding, Exercised					$ 0.12
Number of Options, Outstanding, Cancelled/Forfeited				(282,500)
Weighted Average Exercise Price, Outstanding, Cancelled/Forfeited				$ 0.12	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Cancelled/Forfeited				5 years	6 years
Number of Options, Outstanding, Granted		2,500,000			2,500,000
Number of Options, Outstanding, Exercised	2,500,000				2,200,000
Number of Options, Outstanding, Ending balance			26,520,000	26,520,000	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Ending balance			$ 0.12	$ 0.12	$ 0.12	$ 0.12
Aggregate Intrinsic Value
Number of Options, Outstanding, Exercisable			26,520,000	26,520,000	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Exercisable			$ 0.12	$ 0.12	$ 0.12	$ 0.12
Aggregate Intrinsic Value, Exercisable, Ending balance
Warrants Exercisable			48,460,714	54,660,034	48,972,279	49,120,917
Aggregate Intrinsic Value			$ 331,500	$ 319,000	$ 1,248,452	$ 3,013,010
Aggregate Intrinsic Value
Weighted Average Remaining Contractual Life (In Years), Granted					6 years 25 days
Aggregate Intrinsic Value, Exercisable, Granted
Weighted Average Remaining Contractual Life (In Years), Exercised					9 years
Aggregate Intrinsic Value, Exercisable, Exercised
Number of Options, Outstanding, Cancelled/Forfeited				(282,500)	(837,500)
Aggregate Intrinsic Value, Exercisable, Cancelled/Forfeited
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate Intrinsic Value				$ 913,900
Aggregate Intrinsic Value					$ 913,900
Warrant exercise price			$ 0.001	$ 0.001	$ 0.001
Warrants Exercisable			8,500,000	11,000,000	11,000,000
Weighted Average Remaining Contractual Life			2 years 6 months 10 days	3 years 5 months 4 days	3 years 25 days
Aggregate Intrinsic Value				$ 321,000
Aggregate Intrinsic Value			$ 331,500	$ 319,000
Aggregate Intrinsic Value					$ 913,900
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.04	$ 0.04	$ 0.056
Warrants Exercisable			2,300,000	2,300,000	1,000,000
Weighted Average Remaining Contractual Life			3 years 3 months 3 days	3 years 9 months	3 years 6 months 7 days
Aggregate Intrinsic Value					$ 27,900
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.2299	$ 0.08	$ 0.06
Warrants Exercisable			8,250,000	3,699,320	7,398,639
Weighted Average Remaining Contractual Life			1 year 9 months	2 months 4 days	2 months 4 days
Aggregate Intrinsic Value					$ 176,827
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.16	$ 0.2299	$ 0.08
Warrants Exercisable			3,125,000	8,250,000	3,699,320
Weighted Average Remaining Contractual Life			2 years 5 months 12 days	2 years 2 months 15 days	2 months 4 days
Aggregate Intrinsic Value					$ 14,427
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.25	$ 0.16	$ 0.08
Warrants Exercisable			8,000,000	3,125,000	3,699,320
Weighted Average Remaining Contractual Life			2 years 8 months 26 days	2 years 11 months 12 days	1 year 2 months 4 days
Aggregate Intrinsic Value					$ 14,427
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.1160	$ 0.25	$ 0.2299
Warrants Exercisable			500,000	8,000,000	8,250,000
Weighted Average Remaining Contractual Life			2 years 7 days	3 years 2 months 23 days	3 years 2 months 15 days
Aggregate Intrinsic Value
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.12	$ 0.1160	$ 0.16
Warrants Exercisable			12,500,000	500,000	3,125,000
Weighted Average Remaining Contractual Life			3 years 6 months 18 days	2 years 6 months 7 days	4 years 11 months 12 days
Aggregate Intrinsic Value
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.14	$ 0.12	$ 0.25
Warrants Exercisable			4,285,714	12,500,000	8,000,000
Weighted Average Remaining Contractual Life			3 years 6 months 18 days	4 years 18 days	4 years 2 months 23 days
Aggregate Intrinsic Value
Warrant Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price				$ 0.14	$ 0.1160
Warrants Exercisable				4,285,714	500,000
Weighted Average Remaining Contractual Life				4 years 18 days	3 years 6 months 7 days
Aggregate Intrinsic Value
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.056	$ 0.056	$ 0.04
Warrants Exercisable			1,000,000	1,000,000	2,300,000
Weighted Average Remaining Contractual Life			2 years 7 days	2 years 7 days	4 years 9 months
Aggregate Intrinsic Value					$ 100,970